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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21108

                          Pioneer Fundamental Growth Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  March 31


Date of reporting period:  April 1, 2006 through March 31, 2007


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.


--------------------------------------------------------------------------------



--------------------------------------------------------------------------------

                                     PIONEER
                                     -------
                                   FUNDAMENTAL
                                     GROWTH
                                      FUND

                                     Annual
                                     Report

                                     3/31/07

                           [LOGO]Pioneer
                                 Investments(R)

 Table of Contents
--------------------------------------------------------------------------------

Letter to Shareowners                                                          2

Portfolio Management Discussion                                                4

Portfolio Summary                                                              8

Prices and Distributions                                                       9

Performance Update                                                            10

Comparing Ongoing Fund Expenses                                               13

Schedule of Investments                                                       15

Financial Statements                                                          21

Notes to Financial Statements                                                 28

Report of Independent Registered Public Accounting Firm                       35

Factors Considered by the Independent Trustees in Approving
the Management Contract                                                       36

Trustees, Officers and Service Providers                                      41

                                                                     President's

Dear Shareowner,
--------------------------------------------------------------------------------
Staying diversified and keeping your portfolio invested in the markets are two general investment principles that have served investors well over time. These were particularly useful guides during the past year, as U.S. and global stock and bond markets grew strongly during this period.

The markets were supported by relatively low short-term interest rates and generally strong economies around the globe. The U.S. stock market, as measured by the Standard & Poor's 500 Index, gained approximately 10% over the 12 months ending March 31, 2007. European and emerging markets equities performed even better, with indexes in those regions rising more than 20% over the same period. The U.S. bond market, despite growing concerns about the health of the U.S. mortgage industry, gained roughly 7% over the past 12 months, as measured by the Lehman Aggregate Bond Index. The high yield market, as measured by the Merrill Lynch High Yield Bond Master II Index, returned nearly 12%.

We believe that the climate for investors generally will continue to be positive. While still strong, the U.S. economy has slowed. This was due in part to the lagging effects of rising energy and commodity prices, rising short-term interest rates from historically low levels, and the effect of U.S. factories approaching full utilization.

We have enjoyed a cyclical recovery with strong economic growth, and the U.S. economy now appears to be slowing to a rate that may be more sustainable. The Federal Reserve Board has indicated a reduced likelihood of future rate hikes, and continues to highlight its commitment to keeping inflationary pressures contained. This is in keeping with "best practices" among the world's central banks: low and stable inflation is believed to be the best backdrop for stable economic growth and low average unemployment.

In Europe, healthy labor markets are supporting growing consumption and rising GDP growth. Inflationary pressures appear to be largely under control, helped by productivity gains and a positive operating environment for European companies that are finding strong export markets for their goods and services around the globe. Japanese economic growth continues to make progress, and the country has become a more attractive market compared to recent years. China continues its rise as a world economic power, and its stock market

Letter

has experienced the wide market swings that often accompany rapid growth.

While the outlook generally appears favorable for investors, sudden swings in the markets should be expected. Just as staying diversified and staying invested are important investment principles, it is also important to pay attention to asset allocation. As always, we encourage shareowners to work closely with their financial advisor to find the appropriate mix of investments in stocks, bonds and money market assets so that it is aligned to your particular risk tolerance and investment objective.

Respectfully,

/s/Daniel K. Kingsbury

Daniel K. Kingsbury, President and CEO
Pioneer Investment Management, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Fundamental Growth Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 3/31/07
--------------------------------------------------------------------------------

Healthy profit growth, a benign interest-rate environment and ample liquidity in equity markets combined to support the performance of the domestic stock market during the 12-months ended March 31, 2007, despite episodes of interim volatility. In the following interview, Andrew Acheson and Timothy Mulrenan discuss the factors that affected the performance of Pioneer Fundamental Growth Fund during the 12-month period.

Mr. Acheson and Mr. Mulrenan, two veteran equity fund managers, became co-managers of the Fundamental Growth Fund in mid-January 2007.

Q:   How did the Fund perform during the 12-months ended March 31, 2007?

A: Pioneer Fundamental Growth Fund Class A shares produced a total return of 5.41%, at net asset value, for the 12 months. During the same period, the benchmark Russell 1000[RegTM] Growth Index rose 7.06%, while the average return of the 722 funds in Lipper's Large Cap Growth category was 3.64%.

     Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

     The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Q:   What was the investment environment like during the 12 months?

A: In general, we had a supportive environment for stocks, although the 12-month period got off to a rocky start in the spring and early summer of 2006. Investors were concerned about the impact of higher oil prices and the potential that repeated hikes in short-term interest rates by the U.S. Federal Reserve Board could slow the economy. However, fears subsided during the summer, as oil prices began receding and the Federal Reserve paused in its cycle of interest-rate hikes, leaving the key fed funds rate unchanged at 5.25%. Investors then focused more directly at the underpinnings of the equity market, which included:

Pioneer Fundamental Growth Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     o A strong economy that continued to grow, although at a somewhat slower pace, throughout the year;

     o    Solid corporate profit growth;

     o A benign interest-rate environment, with stable rates for both short-term and long-term maturity securities; and

     o Healthy liquidity in equity markets, supported by solid cash balances in corporate treasuries, robust merger-and-acquisition activity, and the active participation of investors such as private equity and hedge funds.

     As a result, stock prices climbed steadily in the closing months of 2006 and early in 2007. Although domestic equity prices became more volatile again late in February 2007, due to concern about turbulence in global capital markets and worries about the effects of weakness in the U.S. housing industry, most stock market averages showed positive, if moderate, results for the 12-month period.

Q: How have you positioned the Fund since assuming management responsibilities in January 2007?

A: We took responsibility for portfolio management at a time when the economy, which had been enjoying a robust recovery for about four years, appeared to be entering a new phase of the business cycle characterized both by more moderate growth and by increasing risk. In that environment, we moved to upgrade the overall quality of Fund holdings, focusing on large-cap growth companies with solid fundamentals and earnings that were more sustainable and less sensitive to changes in the business cycle. We also looked for corporations with strong managements who we believed were capable of executing their strategic plans. In that process, we moved to an overweight position in consumer staples stocks. At the same time, we moved to an underweighting in information technology companies - primarily for company-specific reasons rather than any concerns about the sector's long-term prospects.

     As we adjusted the Fund's portfolio, we added several new stocks to our list of holdings. They included: Carolina Group, a tobacco company with dominance in the menthol category; Pepsi, a global leader in snack foods as well as soft drinks; Edwards Life Sciences, a major company in heart valve replacements, with promising new products in its pipeline; and International Game

Pioneer Fundamental Growth Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 3/31/07                             (continued)
--------------------------------------------------------------------------------

     Technology, the global leader in the development and manufacturer of gaming equipment for the casino industry. We also eliminated the positions in Cooper; a supplier of contact lenses that had reported disappointing earnings; Home Depot, a company that we believed was vulnerable to weakness in the U.S. residential housing market; and Boston Scientific, a major developer of drug-coated stents. Boston Scientific's share price has become vulnerable to new questions about the efficacy of such products in the treatment of cardiac problems.

Q:   What types of investments had the greatest influence on performance?

A: Positions in the consumer staples, energy and industrials sectors tended to support performance, while health-care selections tended to undermine results for the year.

     A leading consumer staples performer was Altria, parent of Philip Morris, which benefited from a restructuring and the spin-off of its Kraft Foods division, unlocking the value of Philip Morris' international tobacco business. National Oilwell Varco, a global leader in oil field services, gained on the improving prospects for continued oil and gas exploration and drilling activities throughout the world. Specialty retailer Abercrombie & Fitch supported results as it showed strong earnings growth, while Cisco Systems, a global leader in information technology infrastructure, appreciated as it exceeded earnings expectations.

     In health care, the major detractors were Boston Scientific, which we discussed earlier, and biotechnology corporation, Amgen. As of the end of this reporting period, we retained the position in Amgen, whose share price was undermined by a patent dispute, concern about potential side-effects of one major drug, and concern about government reimbursements for its anemia product used with kidney dialysis treatments.

     Another notable disappointment was telecommunications equipment company Motorola. Its share price declined as it failed to execute a successful launch of a new wireless handset product.

Pioneer Fundamental Growth Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Q:   What is your investment outlook?

A: We are basically optimistic about the equity market. The economy should continue to expand, even though gross domestic product growth is likely to be more moderate than during the past two years and corporate profit growth is likely to decelerate. The interest-rate environment remains generally benign, and liquidity in the equity market remains favorable, especially with the presence of international investors.

     We think it makes sense to continue to upgrade the overall quality of Fund holdings, particularly in light of the likely deceleration of overall corporate profit growth. We expect to position the Fund with greater geographic diversity and in companies with a greater range of products and services. We anticipate looking for opportunities among U.S. companies with international franchises that give them exposure to favorable global growth trends.

At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Fundamental Growth Fund
--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 3/31/07
--------------------------------------------------------------------------------

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[THE FOLLOWING TABLE WAS DEPICTED AS A PIE CHART IN THE PRINTED MATERIAL.]

U.S. Common Stocks                                      94.1%
Depositary Receipts for International Stocks             4.2%
Temporary Cash Investment                                1.7%

Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

[THE FOLLOWING TABLE WAS DEPICTED AS A PIE CHART IN THE PRINTED MATERIAL.]

Information Technology                                  27.4%
Health Care                                             20.0%
Consumer Staples                                        14.9%
Industrials                                             12.0%
Consumer Discretionary                                  10.8%
Financials                                               7.8%
Energy                                                   4.2%
Materials                                                1.9%
Utilities                                                1.0%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of equity holdings)*

  1.      Microsoft Corp.                               4.44%
  2.      Cisco Systems, Inc.                           4.28
  3.      Procter & Gamble Co.                          3.36
  4.      CVS Corp.                                     3.31
  5.      General Electric Co.                          2.86
  6.      Altria Group, Inc.                            2.81
  7.      Berkshire Hathaway, Inc. (Class B)            2.80
  8.      Loews Corp Carolina Group                     2.77
  9.      Eli Lilly & Co.                               2.74
 10.      Corning, Inc.                                 2.69

* The list excludes temporary cash and derivative instruments. Portfolio holdings will vary for other periods. The holdings listed should not be considered recommendations to buy or sell any security listed.

Pioneer Fundamental Growth Fund
--------------------------------------------------------------------------------
PRICES AND DISTRIBUTIONS
--------------------------------------------------------------------------------

Net Asset Value Per Share
--------------------------------------------------------------------------------

         Class          3/31/07          3/31/06
        -------        ---------        --------
           A            $11.26           $10.98
           B            $11.13           $10.95
           C            $11.13           $10.95

Distributions Per Share

--------------------------------------------------------------------------------

                                  4/1/06 - 3/31/07
                                  ----------------
                    Net Investment     Short-Term      Long-Term
         Class          Income       Capital Gains   Capital Gains
         -----          ------       -------------   -------------
           A              $  -         $0.0808         $0.2281
           B              $  -         $0.0808         $0.2281
           C              $  -         $0.0808         $0.2281

Pioneer Fundamental Growth Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 3/31/07                                       CLASS A SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Fundamental Growth Fundat public offering price, compared to that of the Russell 1000 Growth Index.

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of March 31, 2007)
                                         Net Asset    Public Offering
Period                                  Value (NAV)     Price (POP)
Life-of-Class
(8/22/02)                                  8.79%           7.40%
1 Year                                     5.41           -0.65
--------------------------------------------------------------------------------
Expense Ratio
(Per prospectus dated August 1, 2006)

                                           Gross            Net
                                           6.09%           1.25%
--------------------------------------------------------------------------------

[THE FOLLOWING TABLE WAS DEPICTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL.]

Value of $10,000 Investment

               Russell 1000        Pioneer Fundamental
               Growth Index        Growth Fund
8/02              10,000                 9,425
3/03               9,501                 8,866
3/04              12,559                11,765
3/05              12,705                12,412
3/06              14,374                13,790
3/07              15,389                14,536

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information. The net expense ratio reflects contractual expense limitations currently in effect through 8/1/2008 for Class A Shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Russell 1000[RegTM] Growth Index measures the performance of large-cap U.S. growth stocks. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Fundamental Growth Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 3/31/07                                       CLASS B SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Fundamental Growth Fund, compared to that of the Russell 1000 Growth Index.

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of March 31, 2007)
                                            If              If
Period                                     Held          Redeemed
Life-of-Class
(12/15/05)                                 4.88%           1.81%
1 Year                                     4.50            0.50
--------------------------------------------------------------------------------
Expense Ratio
(Per prospectus dated August 1, 2006)

                                          Gross             Net
                                          11.90%           2.15%
--------------------------------------------------------------------------------

[THE FOLLOWING TABLE WAS DEPICTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL.]

Value of $10,000 Investment

               Russell 1000        Pioneer Fundamental
               Growth Index        Growth Fund
12/05             10,000                10,000
3/06              10,309                10,379
3/07              11,037                10,446

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If Redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CDSC). The maximum CDSC for Class B shares continues to be 4%. For more complete information, please see the prospectus for details.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through 8/1/2007 for Class B Shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Russell 1000[RegTM] Growth Index measures the performance of large-cap U.S. growth stocks. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Fundamental Growth Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 3/31/07                                       CLASS C SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Fundamental Growth Fund, compared to that of the Russell 1000 Growth Index.

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of March 31, 2007)
                                            If              If
Period                                     Held          Redeemed
Life-of-Class
(12/15/05)                                 4.88%           4.88%
1 Year                                     4.50            3.50
--------------------------------------------------------------------------------
Expense Ratio
(Per prospectus dated August 1, 2006)

                                          Gross             Net
                                          11.50%           2.15%
--------------------------------------------------------------------------------

[THE FOLLOWING TABLE WAS DEPICTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL.]

Value of $10,000 Investment

               Russell 1000        Pioneer Fundamental
               Growth Index        Growth Fund
12/05             10,000                 10,000
3/06              10,309                 10,369
3/07              11,037                 10,836

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through 8/1/2007 for Class C Shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Russell 1000[RegTM] Growth Index measures the performance of large-cap U.S. growth stocks. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Fundamental Growth Fund
--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES 3/31/07
--------------------------------------------------------------------------------

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1.   Divide your account value by $1,000
     Example: an $8,600 account value [divided by] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Fundamental Growth Fund

Based on actual returns from October 1, 2006 through March 31, 2007.

Share Class                           A              B              C
-------------------------------------------------------------------------------
Beginning Account Value           $1,000.00      $1,000.00      $1,000.00
On 10/1/06
Ending Account Value              $1,053.15      $1,048.88      $1,048.88
On 3/31/07
Expenses Paid During Period*      $    6.40      $   10.98      $   10.98

* Expenses are equal to the Fund's annualized expense ratio of 1.25%, 2.15% and 2.15% for Class A, Class B and Class C shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period)

Pioneer Fundamental Growth Fund
--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES 3/31/07                             (continued)
--------------------------------------------------------------------------------

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Fundamental Growth Fund

Based on a hypothetical 5% return per year before expenses, reflect ing the period from October 1, 2006 through March 31, 2007.

Share Class                           A              B              C
--------------------------------------------------------------------------------
Beginning Account Value           $1,000.00      $1,000.00      $1,000.00
On 10/1/06
Ending Account Value              $1,018.70      $1,014.21      $1,014.21
On 3/31/07
Expenses Paid During Period*      $    6.29      $   10.80      $   10.80

* Expenses are equal to the Fund's annualized expense ratio of 1.25%, 2.15% and 2.15% for Class A, Class B and Class C shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Pioneer Fundamental Growth Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 3/31/07
--------------------------------------------------------------------------------

  Shares                                                                        Value
             COMMON STOCKS - 95.0%
             Energy - 4.0%
             Integrated Oil & Gas - 2.6%
     725     ConocoPhillips                                                $   49,554
     200     USX-Marathon Group, Inc.                                          19,766
                                                                           ----------
                                                                           $   69,320
                                                                           ----------
             Oil & Gas Equipment & Services - 1.4%
     500     National-Oilwell Varco, Inc.*                                 $   38,895
                                                                           ----------
             Total Energy                                                  $  108,215
                                                                           ----------
             Materials - 1.8%
             Gold - 1.4%
     900     Newmont Mining Corp.                                          $   37,791
                                                                           ----------
             Industrial Gases - 0.4%
     200     Praxair, Inc.                                                 $   12,592
                                                                           ----------
             Total Materials                                               $   50,383
                                                                           ----------
             Capital Goods - 10.4%
             Aerospace & Defense - 5.0%
     600     Honeywell International, Inc.                                 $   27,636
     320     L-3 Communications Holdings, Inc.                                 27,990
     400     Northrop Grumman Corp.                                            29,688
     765     United Technologies Corp.                                         49,725
                                                                           ----------
                                                                           $  135,039
                                                                           ----------
             Construction, Farm Machinery & Heavy Trucks - 1.0%
     400     Caterpillar, Inc.                                             $   26,812
                                                                           ----------
             Industrial Conglomerates - 4.4%
     615     3M Co.                                                        $   47,004
   2,100     General Electric Co.                                              74,256
                                                                           ----------
                                                                           $  121,260
                                                                           ----------
             Total Capital Goods                                           $  283,111
                                                                           ----------
             Transportation - 1.0%
             Air Freight & Couriers - 1.0%
     400     United Parcel Service                                         $   28,040
                                                                           ----------
             Total Transportation                                          $   28,040
                                                                           ----------


  The accompanying notes are an integral part of these financial statements. 15

Pioneer Fundamental Growth Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 3/31/07                                     (continued)
--------------------------------------------------------------------------------

  Shares                                                                        Value
             Consumer Durables & Apparel - 1.8%
             Footwear - 1.8%
     475     Nike, Inc.                                                    $   50,473
                                                                           ----------
             Total Consumer Durables & Apparel                             $   50,473
                                                                           ----------
             Consumer Services - 2.3%
             Casinos & Gaming - 1.2%
     850     International Game Technology                                 $   34,323
                                                                           ----------
             Hotels, Resorts & Cruise Lines - 1.1%
     625     Carnival Corp.                                                $   29,288
                                                                           ----------
             Total Consumer Services                                       $   63,611
                                                                           ----------
             Media - 2.2%
             Advertising - 0.7%
     200     Omnicom Group                                                 $   20,476
                                                                           ----------
             Movies & Entertainment - 1.5%
     995     Viacom, Inc. (Class B)*                                       $   40,904
                                                                           ----------
             Total Media                                                   $   61,380
                                                                           ----------
             Retailing - 3.9%
             Apparel Retail - 3.9%
     655     Abercrombie & Fitch Co.                                       $   49,570
     800     Ross Stores, Inc.                                                 27,520
   1,080     TJX Companies, Inc.                                               29,117
                                                                           ----------
                                                                           $  106,207
                                                                           ----------
             Total Retailing                                               $  106,207
                                                                           ----------
             Food & Drug Retailing - 3.2%
             Drug Retail - 3.2%
   2,520     CVS Corp.                                                     $   86,033
                                                                           ----------
             Total Food & Drug Retailing                                   $   86,033
                                                                           ----------
             Food, Beverage & Tobacco - 7.9%
             Packaged Foods & Meats - 1.0%
     500     William Wrigley Jr. Co.                                       $   25,465
                                                                           ----------
             Soft Drinks - 1.6%
     700     PepsiCo, Inc.                                                 $   44,492
                                                                           ----------


16  The accompanying notes are an integral part of these financial statements.

Pioneer Fundamental Growth Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    Shares                                                                      Value
             Tobacco - 5.3%
     830     Altria Group, Inc.                                            $   72,882
     950     Loews Corp Carolina Group                                         71,830
                                                                           ----------
                                                                           $  144,712
                                                                           ----------
             Total Food, Beverage & Tobacco                                $  214,669
                                                                           ----------
             Household Products - 3.2%
   1,380     Procter & Gamble Co.                                          $   87,161
                                                                           ----------
             Total Household & Personal Products                           $   87,161
                                                                           ----------
             Health Care Equipment & Services - 5.9%
             Health Care Distributors - 1.6%
     600     Cardinal Health, Inc.                                         $   43,770
                                                                           ----------
             Health Care Equipment - 2.4%
     800     Edwards Lifesciences Group*                                   $   40,560
     525     Medtronic, Inc.                                                   25,757
                                                                           ----------
                                                                           $   66,317
                                                                           ----------
             Health Care Technology - 1.0%
     940     IMS Health, Inc.                                              $   27,880
                                                                           ----------
             Managed Health Care - 0.9%
     525     Aetna, Inc.                                                   $   22,990
                                                                           ----------
             Total Health Care Equipment & Services                        $  160,957
                                                                           ----------
             Pharmaceuticals & Biotechnology - 13.1%
             Biotechnology - 4.8%
   1,030     Amgen, Inc.*                                                  $   57,556
   1,000     Cubist Pharmaceuticals, Inc.*                                     22,070
     515     Gilead Sciences, Inc.*                                            39,398
     465     Vertex Pharmaceuticals, Inc.*                                     13,039
                                                                           ----------
                                                                           $  132,063
                                                                           ----------
             Pharmaceuticals - 8.3%
   1,325     Eli Lilly & Co.                                               $   71,165
   1,005     Johnson & Johnson                                                 60,561
   1,703     Teva Pharmaceutical Industries, Ltd.                              63,743


  The accompanying notes are an integral part of these financial statements.  17

Pioneer Fundamental Growth Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 3/31/07                                     (continued)
--------------------------------------------------------------------------------

  Shares                                                                        Value
             Pharmaceuticals - (continued)
     600     Wyeth                                                         $   30,018
                                                                           ----------
                                                                           $  225,487
                                                                           ----------
             Total Pharmaceuticals & Biotechnology                         $  357,550
                                                                           ----------
             Diversified Financials - 4.7%
             Asset Management & Custody Banks - 1.9%
     200     Franklin Resources, Inc.                                      $   24,166
     300     Legg Mason, Inc.                                                  28,263
                                                                           ----------
                                                                           $   52,429
                                                                           ----------
             Consumer Finance - 1.8%
     900     American Express Co.                                          $   50,760
                                                                           ----------
             Investment Banking & Brokerage - 1.0%
     325     Merrill Lynch & Co., Inc.                                     $   26,543
                                                                           ----------
             Total Diversified Financials                                  $  129,732
                                                                           ----------
             Insurance - 2.7%
             Property & Casualty Insurance - 2.7%
      20     Berkshire Hathaway, Inc. (Class B)*                           $   72,800
                                                                           ----------
             Total Insurance                                               $   72,800
                                                                           ----------
             Software & Services - 8.1%
             Data Processing & Outsourced Services - 0.9%
   1,200     CA Western Union Co.                                          $   26,340
                                                                           ----------
             Internet Software & Services - 1.4%
   1,200     Yahoo! Inc.*(b)                                               $   37,548
                                                                           ----------
             Systems Software - 5.8%
   1,709     Macrovision Corp.*                                            $   42,810
   4,140     Microsoft Corp.                                                  115,382
                                                                           ----------
                                                                           $  158,192
                                                                           ----------
             Total Software & Services                                     $  222,080
                                                                           ----------
             Technology Hardware & Equipment - 12.8%
             Communications Equipment - 11.2%
   4,350     Cisco Systems, Inc.*                                          $  111,056
   3,075     Corning, Inc.*                                                    69,926
   2,435     Juniper Networks, Inc.*                                           47,921
   2,700     Motorola, Inc.                                                    47,708


18  The accompanying notes are an integral part of these financial statements.

Pioneer Fundamental Growth Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

  Shares                                                                        Value
             Communications Equipment - (continued)
     700     Qualcomm, Inc.                                                $   29,862
                                                                           ----------
                                                                           $  306,473
                                                                           ----------
             Computer Hardware - 1.6%
   2,440     Palm, Inc.*(b)                                                $   44,237
                                                                           ----------
             Total Technology Hardware & Equipment                         $  350,710
                                                                           ----------
             Semiconductors - 5.0%
   1,300     Intel Corp.                                                   $   24,869
   2,800     Marvell Technology Group, Ltd.*                                   47,068
   2,125     Texas Instruments, Inc.                                           63,963
                                                                           ----------
                                                                           $  135,900
                                                                           ----------
             Total Semiconductors                                          $  135,900
                                                                           ----------
             Utilities - 1.0%
             Independent Power Producer & Energy Traders - 1.0%
     425     TXU Corp.                                                     $   27,243
                                                                           ----------
             Total Utilities                                               $   27,243
                                                                           ----------
             TOTAL COMMON STOCKS
             (Cost $2,380,952)                                             $2,596,255
                                                                           ----------
             TEMPORARY CASH INVESTMENT - 1.6%
             Security Lending Collateral - 1.6%
  44,272     Securities Lending Investment Fund, 5.26%                     $   44,272
                                                                           ----------
             TOTAL TEMPORARY CASH INVESTMENT
             (Cost $44,272)                                                $   44,272
                                                                           ----------
             TOTAL INVESTMENT IN SECURITIES - 96.6%
             (Cost $2,425,224)(a)                                          $2,640,527
                                                                           ----------
             OTHER ASSETS AND LIABILITIES - 3.4%                           $   92,153
                                                                           ----------
             TOTAL NET ASSETS - 100.0%                                     $2,732,680
                                                                           ==========


  The accompanying notes are an integral part of these financial statements. 19

Pioneer Fundamental Growth Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 3/31/07                                    (continued)
--------------------------------------------------------------------------------

*       Non-income producing security.

(a) At March 31, 2007, the net unrealized gain on investments based on cost for federal income tax purposes of $2,436,893 was as follows:

        Aggregate gross unrealized gain for all investments in
        which there is an excess of value over tax cost                      $249,215
        Aggregate gross unrealized loss for all investments in
        which there is an excess of tax cost over value                       (45,581)
                                                                             --------
        Net unrealized gain                                                  $203,634
                                                                             ========

(b)     At March 31, 2007, the following securities were out on loan:


        Shares     Security                                                     Value
           340     Palm, Inc.*                                                $ 6,164
         1,188     Yahoo! Inc.*                                                37,173
                                                                              -------
                   Total                                                      $43,337
                                                                              =======

Purchases and sales of securities (excluding temporary cash investments) for the year ended March 31, 2007 aggregated $1,889,284 and $1,431,272, respectively.


20   The accompanying notes are an integral part of these financial statements.

Pioneer Fundamental Growth Fund
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 3/31/07
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities, at value (including securities
    loaned of $43,337) (cost $2,425,224)                                   $2,640,527
  Cash                                                                        171,462
  Receivables -
    Investment securities sold                                                230,587
    Fund shares sold                                                            1,396
    Dividends, interest and foreign taxes withheld                              2,292
    Due from Pioneer Investment Management, Inc.                               36,591
  Other                                                                        14,633
                                                                           ----------
      Total assets                                                         $3,097,488
                                                                           ----------
LIABILITIES:
  Payables -
    Investment securities purchased                                        $  301,672
    Upon return of securities loaned                                           44,272
  Due to affiliates                                                             8,300
  Accrued expenses                                                             10,564
                                                                           ----------
      Total liabilities                                                    $  364,808
                                                                           ----------
NET ASSETS:
  Paid-in capital                                                          $2,524,222
  Accumulated net realized loss on investments                                 (6,845)
  Net unrealized gain on investments                                          215,303
                                                                           ----------
      Total net assets                                                     $2,732,680
                                                                           ==========
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $2,193,965/194,884 shares)                             $    11.26
                                                                           ==========
  Class B (based on $366,197/32,907 shares)                                $    11.13
                                                                           ==========
  Class C (based on $172,518/15,503 shares)                                $    11.13
                                                                           ==========
MAXIMUM OFFERING PRICE:
  Class A ($11.26 [divided by] 94.25%)                                     $    11.95
                                                                           ==========


  The accompanying notes are an integral part of these financial statements. 21

Pioneer Fundamental Growth Fund
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
For the Year Ended 3/31/07

INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $214)          $26,463
  Interest                                                     2,445
  Income from securities loaned, net                             198
                                                             -------
      Total investment income                                               $ 29,106
                                                                            --------
EXPENSES:
  Management fees                                            $17,019
  Transfer agent fees and expenses
    Class A                                                    2,390
    Class B                                                    2,615
    Class C                                                      416
  Distribution fees
    Class A                                                      239
    Class B                                                    2,474
    Class C                                                    1,197
  Administrative reimbursements                                7,457
  Custodian fees                                              12,898
  Registration fees                                           23,529
  Professional fees                                           34,260
  Printing expense                                            14,212
  Fees and expenses of nonaffiliated trustees                  6,258
  Miscellaneous                                                3,694
                                                             -------
      Total expenses                                                        $128,658
      Less management fees waived and expenses
        reimbursed by Pioneer Investment Management,
        Inc.                                                                 (96,918)
      Less fees paid indirectly                                                  (71)
                                                                            --------
      Net expenses                                                          $ 31,669
                                                                            --------
        Net investment loss                                                 $(2,563)
                                                                            --------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
  Net realized gain on investments                                          $ 25,781
                                                                            --------
  Change in net unrealized gain on investments                              $ 94,631
                                                                            --------
    Net gain on investments                                                 $120,412
                                                                            --------
    Net increase in net assets resulting from operations                    $117,849
                                                                            ========


22  The accompanying notes are an integral part of these financial statements.

Pioneer Fundamental Growth Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Years Ended 3/31/07 and 3/31/06

                                                          Year Ended       Year Ended
                                                            3/31/07          3/31/06
FROM OPERATIONS:
Net investment loss                                       $   (2,563)      $   (2,373)
Net realized gain on investments                              25,781          134,416
Change in net unrealized gain (loss) on investments           94,631           56,151
                                                          ----------       ----------
    Net increase in net assets resulting from
     operations                                           $  117,849       $  188,194
                                                          ----------       ----------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
    Class A ($0.00 and $0.06 per share, respectively)     $        -       $   (8,670)
Net realized gain:
    Class A ($0.31 and $1.45 per share, respectively)     $  (55,690)      $ (217,170)
    Class B ($0.31 and $0.00 per share, respectively)         (6,603)               -
    Class C ($0.31 and $0.00 per share, respectively)         (3,518)               -
                                                          ----------       ----------
     Total distributions to shareowners                   $  (65,811)      $ (225,840)
                                                          ----------       ----------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                          $  746,591       $  390,524
Reinvestment of distributions                                 10,640                -
Cost of shares repurchased                                  (118,630)         (2,684)
                                                          ----------       ----------
    Net increase in net assets resulting from
     Fund share transactions                              $  638,601       $  387,840
                                                          ----------       ----------
    Net increase in net assets                            $  690,639       $  350,194
NET ASSETS:
Beginning of year                                          2,042,041        1,691,847
                                                          ----------       ----------
End of year                                               $2,732,680       $2,042,041
                                                          ==========       ==========
Undistributed net investment income                       $        -       $        -
                                                          ==========       ==========


  The accompanying notes are an integral part of these financial statements.  23

Pioneer Fundamental Growth Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                                 (continued)
--------------------------------------------------------------------------------

                                   '07 Shares     '07 Amount     '06 Shares     '06 Amount
CLASS A
Shares sold                          40,505        $448,668         7,674        $ 83,794
Reinvestment of distributions           565           6,260             -               -
Less shares repurchased              (3,609)        (40,157)         (251)         (2,684)
                                     ------       ---------         -----        --------
    Net increase                     37,461        $414,771         7,423        $ 81,110
                                     ======       =========         =====        ========
CLASS B
Shares sold                          20,536        $229,453        19,262        $206,489
Reinvestment of distributions           340           3,732             -               -
Less shares repurchased              (7,231)        (78,473)            -               -
                                     ------       ---------        ------        --------
    Net increase                     13,645        $154,712        19,262        $206,489
                                     ======       =========        ======        ========
CLASS C
Shares sold                           6,123        $ 68,470         9,321        $100,241
Reinvestment of distributions            59             648             -               -
                                     ------       ---------        ------        --------
    Net increase                      6,182        $ 69,118         9,321        $100,241
                                     ======       =========        ======        ========


24  The accompanying notes are an integral part of these financial statements.

Pioneer Fundamental Growth Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                  Year        Year       Year          Year        8/22/02 (a)
                                                                  Ended       Ended      Ended         Ended            to
CLASS A                                                          3/31/07     3/31/06    3/31/05       3/31/04        3/31/03
Net asset value, beginning of period                              $10.98      $11.28     $11.93        $ 8.99        $ 10.00
                                                                  ------      ------     ------        ------        -------
Increase (decrease) from investment operations:
  Net investment income (loss)                                    $ 0.01      $(0.01)    $ 0.06         (0.03)       $ (0.01)
  Net realized and unrealized gain (loss) on investments            0.58        1.22       0.56          2.97          (1.00)
                                                                  ------      ------     ------        ------        -------
    Net increase (decrease) in net assets from investment
     operations                                                   $ 0.59      $ 1.21     $ 0.62        $ 2.94        $ (1.01)
                                                                  ------      ------     ------        ------        -------
Distributions to shareowners:
  Net investment income                                                -       (0.06)         -             -              -
  Net realized gain                                                (0.31)      (1.45)     (1.27)            -              -
                                                                  ------      ------     ------        ------        -------
Net increase (decrease) in net asset value                        $ 0.28      $(0.30)    $(0.65)       $ 2.94        $ (1.01)
                                                                  ------      ------     ------        ------        -------
Net asset value, end of period                                    $11.26      $10.98     $11.28        $11.93        $  8.99
                                                                  ======      ======     ======        ======        =======
Total return*                                                       5.41%      11.10%      5.50%        32.70%        (10.10)%(b)
Ratio of net expenses to average net assets+                        1.25%       1.29%      1.30%         1.30%          1.30%**
Ratio of net investment income (loss) to average net assets+        0.03%      (0.11)%     0.51%        (0.33)%        (0.27)%**
Portfolio turnover rate                                               65%        102%       236%           41%             6%
Net assets, end of period (in thousands)                          $2,194      $1,729     $1,692        $1,790        $ 1,349
Ratios with no waiver of management fees and assumption of
  expenses by PIM and no reductions for fees paid indirectly:
  Net expenses                                                      5.34%       6.09%      6.00%         5.38%***      13.80%**
  Net investment loss                                              (4.06)%     (4.91)%    (4.20)%       (4.41)%***    (12.77)%**
Ratios with waiver of management fees and assumption of
  expenses by PIM and reductions for fees paid indirectly:
  Net expenses                                                      1.25%       1.29%      1.30%         1.30%          1.30%**
  Net investment income (loss)                                      0.03%      (0.11)%     0.51%        (0.33)%        (0.27)%**

(a) Class A shares commenced operations on August 22, 2002 and were first publicly offered on December 15, 2005.
(b)  Not annualized.
* Assumes initial investment at net asset value at the beginning of the period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of the period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
*** In the absence of the negative registration fees in the statement of operations, which relates to a change in estimate for registration fees in the period ended March 2003, the gross expense ratio to average net assets would have been 5.31%. As a result of the expense limitation arrangement (see footnote 2), there would be no effect on the per share operating performance, total return and the net expense and net investment loss ratios to average net assets.
+    Ratios with no reduction for fees paid indirectly.


  The accompanying notes are an integral part of these financial statements.  25

Pioneer Fundamental Growth Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                         12/15/05 (a)
                                                        Year Ended            to
CLASS B                                                   3/31/07          3/31/06
Net asset value, beginning of period                      $ 10.95         $   10.76
                                                          -------         ---------
Increase (decrease) from investment operations:
  Net investment loss                                     $ (0.06)        $   (0.02)
  Net realized and unrealized gain on investments            0.55              0.21
                                                          -------         ---------
   Net increase in net assets from investment
     operations                                           $  0.49         $    0.19
                                                          -------         ---------
Distributions to shareowners:
  Net realized gain                                         (0.31)                -
                                                          -------         ---------
Net increase in net asset value                           $  0.18         $    0.19
                                                          -------         ---------
Net asset value, end of period                            $ 11.13         $   10.95
                                                          =======         =========
Total return*                                                4.50%             1.77%(b)
Ratio of net expenses to average net assets+                 2.15%             2.15%**
Ratio of net investment loss to average net assets+         (0.83)%           (0.71)%**
Portfolio turnover rate                                        65%              102%
Net assets, end of period (in thousands)                  $   366         $     211
Ratios with no waiver of management fees and
  assumption of expenses by PIM and no
  reductions for fees paid indirectly:
  Net expenses                                               7.63%            11.90%**
  Net investment loss                                       (6.31)%          (10.46)%**
Ratios with waiver of management fees and assumption
  of expenses by PIM and reductions for fees paid
  indirectly:
  Net expenses                                               2.15%             2.15%**
  Net investment loss                                       (0.83)%           (0.71)%**

(a)  Class B shares were first publicly offered on December 15, 2005.
(b)  Not Annualized.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
+    Ratios with no reduction for fees paid indirectly.


26  The accompanying notes are an integral part of these financial statements.

Pioneer Fundamental Growth Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                         12/15/05 (a)
                                                        Year Ended            to
CLASS C                                                   3/31/07          3/31/06
Net asset value, beginning of period                      $ 10.95         $  10.76
                                                          -------         --------
Increase (decrease) from investment operations:
  Net investment loss                                     $ (0.07)        $  (0.02)
  Net realized and unrealized gain on investments            0.56             0.21
                                                          -------         --------
   Net increase in net assets from investment
     operations                                           $  0.49         $   0.19
                                                          -------         --------
Distributions to shareowners:
  Net realized gain                                         (0.31)               -
                                                          -------         --------
Net increase in net asset value                           $  0.18         $   0.19
                                                          -------         --------
Net asset value, end of period                            $ 11.13         $  10.95
                                                          =======         ========
Total return*                                                4.50%            1.77%(b)
Ratio of net expenses to average net assets+                 2.15%            2.15%**
Ratio of net investment loss to average net assets+         (0.86)%          (0.80)%**
Portfolio turnover rate                                        65%             102%
Net assets, end of period (in thousands)                  $   173         $    102
Ratios with no waiver of management fees and
  assumption of expenses by PIM and no
  reductions for fees paid indirectly:
  Net expenses                                               6.85%           11.50%**
  Net investment loss                                       (5.56)%         (10.15)%**
Ratios with waiver of management fees and assumption
  of expenses by PIM and reductions for fees paid
  indirectly:
  Net expenses                                               2.15%            2.15%**
  Net investment loss                                       (0.86)%          (0.80)%**

(a)  Class C shares were first publicly offered on December 15, 2005.
(b)  Not Annualized.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
+    Ratios with no reduction for fees paid indirectly.


The accompanying notes are an integral part of these financial statements.   27

Pioneer Fundamental Growth Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 3/31/07
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies
Pioneer Fundamental Growth Fund (the Fund), formerly Pioneer Large Cap Growth Fund, is a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund was organized on March 12, 2002, and commenced operations on August 22, 2002. Prior to August 22, 2002, the Fund had no operations other than those relating to organizational matters and the initial capitalization of the Fund by Pioneer Funds Distributor, Inc. (PFD). The Fund's shares, including Class A shares, were first publicly offered on December 15, 2005. Prior to December 15, 2005 all Fund shares outstanding were owned by PFD. The Fund's investment objective is to seek long-term capital growth.

At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors. Information regarding the Fund's principal risks is contained in the Fund's prospectus(es). Please refer to those documents when considering the Fund's investment risks.

The Fund offers three classes of shares - Class A, Class B and Class C shares. Shares of Class A, Class B and Class C each represent an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends and liquidation, except that each class of shares can bear different transfer agent and distribution fees and have exclusive voting rights with respect to the distribution plans that have been adopted by Class A, Class B and Class C shareowners, respectively.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting year. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are

Pioneer Fundamental Growth Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

consistent with those policies generally accepted in the investment company industry:

A.  Security Valuation

    Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange
    (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. Trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. As of March 31, 2007, there were no securities fair valued. Temporary cash investments are valued at net asset value.

    Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in exercise of reasonable diligence. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis. Dividends and interest are reported net of unrecoverable foreign taxes withheld at the applicable country rates.

    Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B.  Federal Income Taxes

    It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

Pioneer Fundamental Growth Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 3/31/07                               (continued)
--------------------------------------------------------------------------------

    The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

    The Fund has elected to defer $3,404 in capital losses recognized between November 1, 2006 and March 31, 2007 to its fiscal year ending March 31, 2008.

    At March 31, 2007, the Fund reclassified $2,563 to decrease distributions in excess of net investment income and $2,563 to increase accumulated net realized loss on investments to reflect permanent book/tax differences. This reclassification has no impact on the net asset value of the Fund and is designed to present the Fund's capital accounts on a tax basis.

    The tax character of distributions paid during the years ended March 31, 2007 and March 31, 2006 were as follows:

--------------------------------------------------------------------------------
                                                              2007          2006
--------------------------------------------------------------------------------
  Distributions paid from:
  Ordinary income                                          $19,249      $139,710
  Long-term capital gain                                    46,562        86,130
                                                           -------      --------
    Total                                                  $65,811      $225,840
                                                           =======      ========
--------------------------------------------------------------------------------

    The following shows the components of distributable earnings on a federal income tax basis at March 31, 2007.

--------------------------------------------------------------------------------
                                                                          2007
--------------------------------------------------------------------------------
  Undistributed ordinary income                                        $  8,228
  Post-October Loss Deferred                                             (3,404)
  Unrealized appreciation                                               203,634
                                                                       --------
    Total                                                              $208,458
                                                                       ========
--------------------------------------------------------------------------------

    The difference between book-basis and tax-basis unrealized appreciation is attributable to the tax deferral of losses on wash sales.

Pioneer Fundamental Growth Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

C.  Fund Shares

    The Fund records sales and repurchases of its shares as of trade date. PFD, the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano), earned $656 in underwriting commissions on the sale of Class A shares during the year ended March 31, 2007.

D.  Security Lending

    The Fund lends securities in the portfolio to certain broker-dealers or other institutional investors, with the Fund's custodian acting as the lending agent. When entering into a loan, the Fund receives collateral which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Fund also continues to receive interest or payments in lieu of dividends on the securities loaned. Gain or loss on the fair value of the loaned securities that may occur during the term of the loan will be for the account of the Fund. The loans are secured by collateral of at least 102%, at all times, of the fair value of the securities loaned. The fair value of the collateral will be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Fund has the right under the lending agreements to recover the securities from the borrower on demand. The Fund invests cash collateral in the Securities Lending Investment Fund, which is sponsored by Brown Brothers Harriman & Co., the Fund's custodian.

E.  Repurchase Agreements

    With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian, or subcustodians. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

Pioneer Fundamental Growth Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 3/31/07                               (continued)
--------------------------------------------------------------------------------

F.  Class Allocations

    Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B and Class C shares of the Fund, respectively (see Note 4). Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expense (see Note 3). Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on the respective percentage of adjusted net assets at the beginning of the day.

    Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class A, Class B and Class C shares can bear different transfer agent and distribution fees.

2.  Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredito Italiano, manages the Fund's portfolio. Management fees are calculated daily at the annual rate of 0.75% of the Fund's average daily net assets.

PIM has agreed not to impose its management fee and to assume other operating expenses of the Fund to the extent necessary to limit expenses to 1.25%, 2.15% and 2.15% of the average daily net assets attributable to Class A, Class B and Class C shares, respectively. These expense limitations became effective December 15, 2005 and are in effect through August 1, 2008 for Class A shares and through August 1, 2007 for Class B and Class C shares. Prior to December 15, 2005, Pioneer had voluntarily agreed not to charge all or a portion of its management fee and, if necessary, to limit other ordinary operating expenses to the extent required to reduce Class A expenses to 1.30% of the Fund's average daily net assets attributable to Class A shares.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. At March 31, 2007, $3 was payable to PIM related to management

Pioneer Fundamental Growth Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

fees, administrative costs and certain other services and is included in due to affiliates.

3.  Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in due to affiliates is $8,249 in transfer agent fees payable to PIMSS at March 31, 2007.

4.  Distribution Plan

The Fund adopted a Plan of Distribution with respect to Class A, Class B and Class C shares in accordance with Rule 12b-1 of the Investment Company Act of 1940. Pursuant to the Class A Plan, the Fund pays PFD a service fee of up to 0.25% of the average daily net assets attributable to Class A shares in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Pursuant to the Class B Plan and the Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to each class of shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Included in due to affiliates is $48 in distribution fees payable to PFD at March 31, 2007.

In addition, redemptions of each class of shares may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase. Class B shares that are redeemed within five years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. Proceeds from the CDSCs are paid to PFD. For the year ended March 31, 2007, CDSCs in the amount of $1,037 were paid to PFD.

5.  Expense Offset Arrangements

The Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the year ended March 31, 2007, the Fund's expenses were reduced by $71 under such arrangements.

Pioneer Fundamental Growth Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 3/31/07                               (continued)
--------------------------------------------------------------------------------

6.  Line of Credit Facility

The Fund, along with certain other Funds in the Pioneer Family of Funds (the "Funds"), collectively participate in a $200 million committed, unsecured revolving line of credit facility. Borrowings are used solely for temporary or emergency purposes. The Fund may borrow up to the lesser of $200 million or the limits set by its prospectus for borrowings. Interest on collective borrowings is payable at the Federal Funds Rate plus 1/2% on an annualized basis. The Funds pay an annual commitment fee for this facility. The commitment fee is allocated among such Funds based on their respective borrowing limits. For the year ended March 31, 2007, the Fund had no borrowings under this agreement.

7.  New Pronouncements

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions will "more-likely-than-not" be sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the reporting period. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of no later than September 28, 2007. At this time, management is evaluating the implications of FIN 48 and any impact in the financial statements has not yet been determined.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Pioneer Fundamental Growth Fund
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Trustees and the Shareowners of Pioneer Fundamenatal Growth Fund:

We have audited the accompanying statement of assets and liabilities of Pioneer Fundamental Growth Fund (the "Fund"), including the schedule of investments, as of March 31, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2007, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pioneer Fundamental Growth Fund as of March 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

                                                /s/ Ernst & Young LLP

Boston, Massachusetts
May 15, 2007

Pioneer Fundamental Growth Fund
--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN
APPROVING THE MANAGEMENT CONTRACT
--------------------------------------------------------------------------------

The Investment Company Act of 1940 requires that both the Board of Trustees and a majority of the Independent Trustees (collectively "the Trustees"), voting separately, annually approve the Fund's management contract (the "Management Contract"). The Trustees have determined that the terms of the Management Contract are fair and reasonable and that renewal of the contract: (i) will enable the Fund to receive quality investment advisory services at a fee deemed reasonable; and (ii) is in the best interests of the Fund and its shareowners. In making such determinations, the Independent Trustees relied upon the assistance of counsel to the Independent Trustees and counsel to the Fund.

Throughout the year, the Independent Trustees regularly met in executive session, separately from the Interested Trustees of the Fund and any officer of Pioneer Investment Management, Inc., the Fund's adviser (the "Investment Adviser"), or its affiliates. While the Trustees, including the Interested Trustees, act on all major matters relating to the Fund, a significant portion of the activities of the Board of Trustees (including certain of those described herein) is conducted through committees, the members of which are comprised exclusively of Independent Trustees. Such committee meetings are attended by officers of the Fund and/or officers of the Investment Adviser to the extent requested by the members of the committee.

In evaluating the Management Contract, the Trustees conducted a review that was specifically focused upon the renewal of the Management Contract, and also relied upon their knowledge, resulting from their meetings throughout the year, of the Investment Adviser, its services and the Fund. Both in meetings specifically dedicated to renewal of the Management Contract and at other meetings during the course of the year, the Trustees, including the Independent Trustees, received materials relating to the Investment Adviser's investment and management services under the Management Contract. These materials included information on (i) the investment performance of the Fund, a peer group of funds as classified by Morningstar, Inc., an independent evaluation service ("Morningstar") and an index considered appropriate by the Independent Trustees for this purpose, (ii) sales and redemption activity in respect of the Fund,
(iii) the general investment outlook in the markets in which the Fund invests,
(iv) arrangements in respect of the distribution of the Fund's shares, (v) the procedures employed to determine the value of each of the Fund's assets, (vi) the Investment Adviser's

Pioneer Fundamental Growth Fund
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

management of the relationships with the Fund's unaffiliated service providers,
(vii) the record of compliance with the Fund's investment policies and restrictions and with the Fund's Code of Ethics and the structure and responsibilities of the Investment Adviser's compliance department and (viii) the nature, cost and character of non-investment management services provided by the Investment Adviser and its affiliates.

Specifically in connection with the Independent Trustees' review of the Management Contract, the Independent Trustees requested, and the Investment Adviser provided, additional information in order to evaluate the quality of the Investment Adviser's services and the reasonableness of the fee under the Management Contract. Among other items, this information included data or analyses of (1) investment performance for one and three year periods for the Fund and a peer group of funds selected on the basis of criteria considered appropriate by the Independent Trustees for this purpose, (2) management and other fees incurred by a peer group of funds selected on the basis of criteria considered appropriate by the Independent Trustees for this purpose, (3) the advisory fees of comparable portfolios of other clients of the Investment Adviser, (4) expense ratios for the Fund and a peer group of funds selected on the basis of criteria considered appropriate by the Independent Trustees for this purpose, (5) the overall organization of the Investment Adviser, (6) the Investment Adviser's financial results and condition, including its and certain of its affiliates' profitability in providing services to the Fund, (7) transfer agency fees and administrative reimbursements paid to the Investment Adviser or affiliates, (8) investment management staffing, and (9) operating expenses paid by the Funds to third parties. The Trustees also reviewed information regarding the potential for each of the Fund and the Investment Adviser to benefit from further economies of scale in the management of the Fund in light of reasonable growth expectations for the Fund and certain of the Fund's expenses that are incurred on a basis other than as a percentage of net assets.

The following summarizes factors considered by the Trustees in connection with reviewing the information described above and their renewal of the Fund's Management Contract. The Trustees did not identify any single factor as all-important or controlling, and the summary does not detail all the matters that were considered.

Pioneer Fundamental Growth Fund
--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN
APPROVING THE MANAGEMENT CONTRACT                                   (continued)
--------------------------------------------------------------------------------

A. Ancillary Benefits to Shareowners. The Trustees considered the benefits to shareowners of investing in a Fund that is part of a large number of investment companies offering a variety of investment disciplines and providing for a large variety of Fund and shareowner services.

B. Compliance and Investment Performance. The Trustees determined that the Investment Adviser had policies and systems reasonably designed to achieve compliance with the Fund's investment objective and regulatory requirements. The Trustees also reviewed the Fund's absolute investment performance based upon total return, as well as the Fund's performance relative to the performance of both a peer group and an index considered appropriate by the Independent Trustees for this purpose. The Fund's performance, based upon total return, was in the fourth quintile of its Morningstar category peer group for the 12 months ended June 30, 2006 and the third quintile of the peer group for the three years ended June 30, 2006. (In all quintile rankings referred to throughout this discussion first quintile is most favorable to the Fund's shareowners. Thus, highest relative performance would be first quintile and lowest relative expenses also would be first quintile.) The Trustees, focusing on three-year total returns, concluded that the performance of the Fund was satisfactory.

C. The Investment Adviser's Personnel and Methods. The Trustees reviewed the background of members of the team responsible for the daily management of the Fund and the Fund's investment objective and discipline. The Independent Trustees also have had discussions with senior management of the Investment Adviser responsible for investment operations and the senior management of the Investment Adviser's equities group. Among other things, the Trustees considered the size, education and experience of the Investment Adviser's investment staff and their use of technology and emphasis on analytics in view of the risk profile of securities in which the Fund invests. The Trustees concluded that the Investment Adviser had the quality and depth of personnel and the well-developed methods essential to perform its duties under the Management Contract.

D. Nature and Quality of Other Services. The Trustees considered the nature, quality and extent of other services provided to shareowners of the Fund, including administrative and shareowner services

Pioneer Fundamental Growth Fund
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

    performed by the Investment Adviser under the Management Contract. The Trustees also considered the reasonableness of the arrangements for reimbursement of the Investment Adviser's out-of-pocket costs and expenses, including overhead, for certain administrative services that the Investment Adviser is not required to provide under the Management Contract. The Trustees also considered the nature and extent of the other services provided by the Investment Adviser or its affiliates under other contracts, as well as the Investment Adviser's supervision of third party service providers. Based on these considerations, the Trustees concluded that the nature, quality and extent of such services are satisfactory and reliable and serve the shareowners of the Fund well.

E. Management Fee and Expenses. The Trustees considered the Investment Adviser's fee under the Management Contract relative to the management fees charged by its Morningstar category peer group. The Fund's management fee for the 12 months ended June 30, 2006 was in the third quintile relative to the management fees paid by the other funds in that peer group for the comparable period. The Trustees also considered the Fund's expense ratio for the 12 months ended June 30, 2006 and expense ratios for the comparable period of the peer group of funds selected on the basis of criteria considered appropriate by the Independent Trustees for this purpose using data provided by Strategic Insight Mutual Fund Research and Consulting, LLC, an independent third party. The Trustees found the Fund's expense ratio for the 12 months ended June 30, 2006 to be in the second quintile, according to data for the applicable peer group for the most recent fiscal year.

F. Profitability. The Trustees considered the level of the Investment Adviser's profits with respect to the management of the Pioneer Funds, including a review of the Investment Adviser's methodology in allocating certain of its costs to the management of each Fund, as well as the financial results realized by the Investment Adviser in connection with the operation of the Fund. They further considered the profits realized by the Investment Adviser and its affiliates from non-fund businesses that may benefit from or be related to the Fund's business. The Trustees considered the Investment Adviser's profit margins in comparison with the limited industry data available. The Trustees concluded that the Investment Adviser's profits from management of the Pioneer Funds, including the financial results derived from the Fund, bear a

Pioneer Fundamental Growth Fund
--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN
APPROVING THE MANAGEMENT CONTRACT                                   (continued)
--------------------------------------------------------------------------------

    reasonable relationship to the services rendered and are fair for the management of the Fund.

G. Economies of Scale. The Trustees considered whether the Fund has appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. The Trustees concluded that, given current and anticipated asset levels, a breakpoint in the management fee was not necessary. As the assets increase, the Trustees will continue to evaluate annually the appropriateness of breakpoints.

H. Other Benefits to the Investment Adviser. The Trustees also considered the character and amount of fees paid by the Fund, other than under the Management Contract, for services provided by the Investment Adviser and affiliates, including fees for services such as shareowner services. The Trustees also considered the receipt of sales loads and payments under Rule 12b-1 plans in respect of the Pioneer Funds (including the Fund), and benefits to the Investment Adviser from the use of "soft" commission dollars to pay for research services. The Trustees further considered the revenues and profitability of the Investment Adviser's businesses other than the fund business, including the Investment Adviser's institutional investment advisory business. The Trustees considered the intangible benefits that accrue to the Investment Adviser and its affiliates by virtue of its relationship with the Fund and the Pioneer Funds as a group. The Trustees concluded that all these types of benefits accruing to the Investment Adviser were reasonable in the context of the overall relationship between the Investment Adviser and the Fund.

Conclusion. In light of the Investment Adviser's overall performance, the Trustees considered it appropriate to continue to retain the management services of the Investment Adviser. Based on their review of the overall nature and quality of services provided by the Investment Adviser and the fees charged by other funds in the Fund's relevant peer group, and taking into account all material factors deemed relevant by the Trustees as well as the advice of independent counsel, the Trustees concluded that the Management Contract with the Fund, including the fee payable thereunder, was fair and reasonable and that its renewal was in the best interests of the Fund and its shareholders. Accordingly, the Trustees voted to approve the continuation of the Management Contract for another year.

Pioneer Fundamental Growth Fund
--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Investment Adviser
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Independent Registered Public Accounting Firm
Ernst & Young LLP

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Trustees and Officers
The fund's Board of Trustees provides broad supervision over the fund's affairs. The officers of the fund are responsible for the fund's operations. The fund's Trustees and officers are listed below, together with their principal occupations during the past five years. Trustees who are interested persons of the fund within the meaning of the 1940 Act are referred to as Interested Trustees. Trustees who are not interested persons of the fund are referred to as Independent Trustees. Each of the Trustees (except Mr. Kingsbury and Mr. West) serves as a Trustee of each of the 82 U.S. registered investment portfolios for which Pioneer serves as investment adviser (the "Pioneer Funds"). Mr. Kingsbury and Mr. West each serves as Trustee of 33 of the 82 Pioneer Funds. The address for all Interested Trustees and all officers of the fund is 60 State Street, Boston, Massachusetts 02109.

The Fund's statement of additional information provides more detailed information regarding the Fund's Trustees and is available upon request, without charge, by calling 1-800-225-6292.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at www.pioneerinvestments.com and on the SEC's web site at http://www.sec.gov.

Pioneer Fundamental Growth Fund
--------------------------------------------------------------------------------
INTERESTED TRUSTEES
--------------------------------------------------------------------------------

                            Positions Held          Length of Service           Principal Occupation        Other Directorships Held
Name and Age                With the Fund           and Term of Office          During Past Five Years      by this Trustee
John F. Cogan, Jr. (80)*    Chairman of the         Trustee since 2002.         Deputy Chairman and a       Director of ICI Mutual
                            Board, Trustee          Serves until a succes-      Director of Pioneer         Insurance Company
                            and President           sor trustee is elected      Global Asset Management
                                                    or earlier retirement       S.p.A. ("PGAM");
                                                    or removal.                 Non-Executive Chairman
                                                                                and a Director of Pioneer
                                                                                Investment Management USA
                                                                                Inc. ("PIM-USA");
                                                                                Chairman and a Director
                                                                                of Pioneer; Chairman and
                                                                                Director of Pioneer
                                                                                Institutional Asset
                                                                                Management, Inc. (since
                                                                                2006); Director of
                                                                                Pioneer Alternative
                                                                                Investment Management
                                                                                Limited (Dublin);
                                                                                President and a Director
                                                                                of Pioneer Alternative
                                                                                Investment Management
                                                                                (Bermuda) Limited and
                                                                                affiliated funds; Direc-
                                                                                tor of PIOGLOBAL Real
                                                                                Estate Investment Fund
                                                                                (Russia) (until June
                                                                                2006); Director of
                                                                                Nano-C, Inc. (since
                                                                                2003); Director of Cole
                                                                                Management Inc. (since
                                                                                2004); Director of
                                                                                Fiduciary Counseling,
                                                                                Inc.; President and
                                                                                Director of Pioneer Funds
                                                                                Distributor, Inc. ("PFD")
                                                                                (until May 2006);
                                                                                President of all of the
                                                                                Pioneer Funds; and of
                                                                                Counsel, Wilmer Cutler
                                                                                Pickering Hale and Dorr
                                                                                LLP (counsel to PIM-USA
                                                                                and the Pioneer Funds)
------------------------------------------------------------------------------------------------------------------------------------
Daniel K. Kingsbury (48)*   Trustee and Executive   Trustee since March         Director, CEO and           None
                            Vice President          2007. Serves until a        President of Pioneer
                                                    successor trustee is        Investment Management USA
                                                    elected or earlier          Inc.; Pioneer Investment
                                                    retirement or removal.      Management, Inc. and
                                                                                Pioneer Institutional
                                                                                Asset Management, Inc.
                                                                                (since March 2007);
                                                                                Executive Vice President
                                                                                of all of the Pioneer
                                                                                Funds (since March 2007);
                                                                                Director of Pioneer
                                                                                Global Asset Management
                                                                                S.p.A. (since March
                                                                                2007); Head of New
                                                                                Markets Division, Pioneer
                                                                                Global Asset Management
                                                                                S.p.A. (2000 - 2007)
------------------------------------------------------------------------------------------------------------------------------------

Pioneer Fundamental Growth Fund
--------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------

                            Positions Held          Length of Service           Principal Occupation        Other Directorships Held
Name and Age and Address    With the Fund           and Term of Office          During Past Five Years      by this Trustee
David R. Bock (63)          Trustee                 Trustee since 2005.         Executive Vice President    Director of The
3050 K Street NW,                                   Serves until a succes-      and Chief Financial         Enterprise Social
Washington, DC 20007                                sor trustee is elected      Officer, I-trax, Inc.       Investment Company
                                                    or earlier retirement       (publicly traded health     (privately-held
                                                    or removal.                 care services company)      affordable housing
                                                                                (2004 - present);           finance company); and
                                                                                Partner, Federal City       Director of New York
                                                                                Capital Advisors            Mortgage Trust
                                                                                (boutique merchant bank)    (publicly traded
                                                                                (1997 to 2004); and         mortgage REIT)
                                                                                Executive Vice President
                                                                                and Chief Financial
                                                                                Officer, Pedestal Inc.
                                                                                (internet-based mortgage
                                                                                trading company) (2000 -
                                                                                2002)
------------------------------------------------------------------------------------------------------------------------------------
Mary K. Bush (58)           Trustee                 Trustee since 2002.         President, Bush             Director of Brady
3509 Woodbine Street                                Serves until a succes-      International, LLC          Corporation
Chevy Chase, MD 20815                               sor trustee is elected      (international financial    (industrial
                                                    or earlier retirement       advisory firm)              identification and
                                                    or removal.                                             specialty coated
                                                                                                            material products
                                                                                                            manufacturer);
                                                                                                            Director of Briggs &
                                                                                                            Stratton Co. (engine
                                                                                                            manufacturer);
                                                                                                            Director of UAL
                                                                                                            Corporation (airline
                                                                                                            holding company); and
                                                                                                            Director of Mantech
                                                                                                            International
                                                                                                            Corporation (national
                                                                                                            security, defense, and
                                                                                                            intelligence
                                                                                                            technology firm)
------------------------------------------------------------------------------------------------------------------------------------
Margaret B.W. Graham (59)   Trustee                 Trustee since 2002.         Founding Director,          None
1001 Sherbrooke Street West,                        Serves until a succes-      Vice-President and
Montreal, Quebec, Canada                            sor trustee is elected      Corporate Secretary, The
H3A 1G5                                             or earlier retirement       Winthrop Group, Inc.
                                                    or removal.                 (consulting firm); and
                                                                                Desautels Faculty of
                                                                                Management, McGill
                                                                                University
------------------------------------------------------------------------------------------------------------------------------------

Pioneer Fundamental Growth Fund
--------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------

                              Positions Held        Length of Service           Principal Occupation        Other Directorships Held
Name and Age and Address      With the Fund         and Term of Office          During Past Five Years      by this Trustee
Thomas J. Perna (56)          Trustee               Trustee since 2006.         Private investor (2004 -    Director of Quadriserv
89 Robbins Avenue,                                  Serves until a succes-      present); and Senior        Inc. (technology
Berkeley Heights, NJ 07922                          sor trustee is elected      Executive Vice President,   products for securities
                                                    or earlier retirement       The Bank of New York        lending industry)
                                                    or removal.                 (financial and securities
                                                                                services) (1986 - 2004)
------------------------------------------------------------------------------------------------------------------------------------
Marguerite A. Piret (58)      Trustee               Trustee since 2002.         President and Chief         Director of New America
200 State Street, 12th Floor,                       Serves until a succes-      Executive Officer,          High Income Fund, Inc.
Boston, MA 02109                                    sor trustee is elected      Newbury, Piret & Company,   (closed-end investment
                                                    or earlier retirement       Inc. (investment banking    company)
                                                    or removal.                 firm)
------------------------------------------------------------------------------------------------------------------------------------
Stephen K. West (78)          Trustee               Trustee since 2002.         Senior Counsel, Sullivan    Director, The Swiss
125 Broad Street,                                   Serves until a succes-      & Cromwell (law firm)       Helvetia Fund, Inc.
New York, NY 10004                                  sor trustee is elected                                  (closed-end investment
                                                    or earlier retirement                                   company)
                                                    or removal.
------------------------------------------------------------------------------------------------------------------------------------
John Winthrop (70)            Trustee               Trustee since 2002.         President, John Winthrop    None
One North Adgers Wharf,                             Serves until a succes-      & Co., Inc. (private
Charleston, SC 29401                                sor trustee is elected      investment firm)
                                                    or earlier retirement
                                                    or removal.
------------------------------------------------------------------------------------------------------------------------------------

Pioneer Fundamental Growth Fund
--------------------------------------------------------------------------------
FUND OFFICERS
--------------------------------------------------------------------------------

                              Positions Held        Length of Service           Principal Occupation        Other Directorships Held
Name and Age                  With the Fund         and Term of Office          During Past Five Years      by this Officer
Dorothy E. Bourassa (59)      Secretary             Since 2002. Serves          Secretary of PIM-USA;       None
                                                    at the discretion of        Senior Vice President -
                                                    the Board                   Legal of Pioneer;
                                                                                Secretary/Clerk of most
                                                                                of PIM-USA's subsidiar-
                                                                                ies; and Secretary of all
                                                                                of the Pioneer Funds
                                                                                since September 2003
                                                                                (Assistant Secretary from
                                                                                November 2000 to
                                                                                September 2003)
------------------------------------------------------------------------------------------------------------------------------------
Christopher J. Kelley (42)    Assistant Secretary   Since 2003. Serves          Vice President and Senior   None
                                                    at the discretion of        Counsel of Pioneer since
                                                    the Board                   July 2002; Vice President
                                                                                and Senior Counsel of
                                                                                BISYS Fund Services, Inc.
                                                                                (April 2001 to June
                                                                                2002); Senior Vice
                                                                                President and Deputy
                                                                                General Counsel of Funds
                                                                                Distributor, Inc. (July
                                                                                2000 to April 2001), and
                                                                                Assistant Secretary of
                                                                                all of the Pioneer Funds
                                                                                since September 2003
------------------------------------------------------------------------------------------------------------------------------------
Christopher P. Harvey (45)    Assistant Secretary   Since 2006. Serves          Partner, Wilmer Cutler      None
                                                    at the discretion of        Pickering Hale and Dorr
                                                    the Board                   LLP; and Assistant
                                                                                Secretary of all of the
                                                                                Pioneer Funds since July
                                                                                2006
------------------------------------------------------------------------------------------------------------------------------------
Vincent Nave (61)             Treasurer             Since 2002. Serves          Vice President - Fund       None
                                                    at the discretion of        Accounting,
                                                    the Board                   Administration and
                                                                                Controllership Services
                                                                                of Pioneer; and Treasurer
                                                                                of all of the Pioneer
                                                                                Funds
------------------------------------------------------------------------------------------------------------------------------------
Mark E. Bradley (47)          Assistant Treasurer   Since 2004. Serves          Deputy Treasurer of         None
                                                    at the discretion of        Pioneer since 2004;
                                                    the Board                   Treasurer and Senior Vice
                                                                                President, CDC IXIS Asset
                                                                                Management Services from
                                                                                2002 to 2003; and
                                                                                Assistant Treasurer of
                                                                                all of the Pioneer Funds
                                                                                since November 2004
------------------------------------------------------------------------------------------------------------------------------------
Luis I. Presutti (41)         Assistant Treasurer   Since 2002. Serves          Assistant Vice President    None
                                                    at the discretion of        - Fund Accounting,
                                                    the Board                   Administration and
                                                                                Controllership Services
                                                                                of Pioneer; and Assistant
                                                                                Treasurer of all of the
                                                                                Pioneer Funds
------------------------------------------------------------------------------------------------------------------------------------

Pioneer Fundamental Growth Fund
--------------------------------------------------------------------------------
FUND OFFICERS
--------------------------------------------------------------------------------

                              Positions Held        Length of Service           Principal Occupation        Other Directorships Held
Name and Age                  With the Fund         and Term of Office          During Past Five Years      by this Officer
Gary Sullivan (48)            Assistant Treasurer   Since 2002. Serves          Fund Accounting Manager -   None
                                                    at the discretion of        Fund Accounting,
                                                    the Board                   Administration and
                                                                                Controllership Services
                                                                                of Pioneer; and Assistant
                                                                                Treasurer of all of the
                                                                                Pioneer Funds since May
                                                                                2002
------------------------------------------------------------------------------------------------------------------------------------
Katherine Kim Sullivan (33)   Assistant Treasurer   Since 2003. Serves          Fund Administration         None
                                                    at the discretion of        Manager - Fund
                                                    the Board                   Accounting,
                                                                                Administration and
                                                                                Controllership Services
                                                                                since June 2003;
                                                                                Assistant Vice President
                                                                                - Mutual Fund Operations
                                                                                of State Street
                                                                                Corporation from June
                                                                                2002 to June 2003
                                                                                (formerly Deutsche Bank
                                                                                Asset Management);
                                                                                Pioneer Fund Accounting,
                                                                                Administration and
                                                                                Controllership Services
                                                                                (Fund Accounting Manager
                                                                                from August 1999 to May
                                                                                2002); and Assistant
                                                                                Treasurer of all of the
                                                                                Pioneer Funds since
                                                                                September 2003
------------------------------------------------------------------------------------------------------------------------------------
Teri W. Anderholm (47)        Chief Compliance      Since January 2006.         Chief Compliance Officer    None
                              Officer               Serves at the               of Pioneer since December
                                                    discretion of the Board     2006 and of all the
                                                                                Pioneer Funds since
                                                                                January 2007; Vice
                                                                                President and Compliance
                                                                                Officer, MFS Investment
                                                                                Management (August 2005
                                                                                to December 2006);
                                                                                Consultant, Fidelity
                                                                                Investments (February
                                                                                2005 to July 2005):
                                                                                Independent Consultant
                                                                                (July 1997 to February
                                                                                2005)
------------------------------------------------------------------------------------------------------------------------------------

* Mr. Cogan and Mr. Kingsbury are Interested Trustees because they are an officer or director of the fund's investment adviser and certain of its affiliates.

The outstanding capital stock of PFD, Pioneer and PIMSS is indirectly wholly owned by UniCredito Italiano S.p.A. ("UniCredito Italiano"), one of the largest banking groups in Italy. Pioneer, the fund's investment adviser, provides investment management and financial services to mutual funds, institutional and other clients.


46
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HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176

Telecommunications Device for the Deaf (TDD)                      1-800-225-1997

Write to us:

PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                                 1-800-225-4240

Our internet e-mail address                   ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)


Visit our web site:                                       pioneerinvestments.com

Before investing consider the Fund's investment objectives, risks, charges and expenses. Contact your advisor or Pioneer Investments for a prospectus containing this information. Read it carefully.

The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

Audit Fees
Fees for audit services provided to the Fund, including fees associated with the annual filing of its Form N-1A, totaled approximately $25,440 in 2007 and $27,600 in 2006.


(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Audit-Related Fees and Other Fees
There were no fees for audit-related or other services provided to the Fund during the fiscal years ended March 31, 2007 and 2006.

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Tax Fees
Fees for tax compliance services, primarily for tax returns, totaled approximately $ and $6,800 in 2007and $7,820 2006, respectively.

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A


(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

Non-Audit Services
Beginning with non-audit service contracts entered into on or after May 6, 2003, the effective date of the new SEC pre-approval rules, the Funds audit committee is required to pre-approve services to affiliates defined by SEC rules to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Fund. For the years ended March 31, 2007 and 2006, there were no services provided to an affiliate that required the Funds audit committee pre-approval.


(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.


The aggregate non-audit fees for the Fund and affiliates, as previously defined, totaled approximately $7,820 in 2007 and $6,800 in 2006.


(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre-approved pursuant to paragraph
(c)(7)(ii) of Rule 2-01 of
Regulation S-X is compatible
with maintaining the principal
accountant's independence.


Item 5. Audit Committee of Listed Registrants

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrants audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

Item 6. Schedule of Investments.

File Schedule I Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.12-12 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



Item 8. Portfolio Managers of Closed-End Management Investment
        Companies.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrants portfolio (Portfolio Manager). Also state each Portfolio Managers business experience during the past 5 years.


Not applicable to open-end management investment companies.


Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrants equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781). Instruction to paragraph (a). Disclose all purchases covered by this Item, including purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by the report. Provide disclosures covering repurchases made on a monthly basis. For example, if the reporting period began on January 16 and ended on July 15, the chart would show repurchases for the months from January 16 through February 15, February 16 through March 15, March 16 through
April 15, April 16 through May 15, May 16 through June 15, and June 16 through July 15.

Not applicable to open-end management investment companies.


Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrants board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrants board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14(A) in its definitive proxy statement, or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses.
Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included. Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.


ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Fundamental Growth Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date May 30, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date May 30, 2007


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date May 30, 2007

* Print the name and title of each signing officer under his or her signature.